Label	Element	Value
Reserve Of Cash Flow Hedges, Continuing Hedges And Change In Value Of Foreign Currency Basis Spreads	bp_ReserveOfCashFlowHedgesContinuingHedgesAndChangeInValueOfForeignCurrencyBasisSpreads	$ (698,000,000)
Lease liabilities	ifrs-full_LeaseLiabilities	11,979,000,000
Trade And Other Receivables [Member]
Valuation Allowances And Reserves, Balance 1	bp_ValuationAllowancesAndReservesBalance1	450,000,000
Financial instruments not credit-impaired [member]
Valuation Allowances And Reserves, Balance 1	bp_ValuationAllowancesAndReservesBalance1	115,000,000
Financial instruments credit-impaired [member]
Valuation Allowances And Reserves, Balance 1	bp_ValuationAllowancesAndReservesBalance1	335,000,000
Fixed Asset Investments [Member]
Valuation Allowances And Reserves, Balance 1	bp_ValuationAllowancesAndReservesBalance1	229,000,000
Expected Adoption Of New Accounting Guidance [Member]
Lease liabilities	ifrs-full_LeaseLiabilities	9,900,000,000
IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Reserve Of Cash Flow Hedges, Continuing Hedges And Change In Value Of Foreign Currency Basis Spreads	bp_ReserveOfCashFlowHedgesContinuingHedgesAndChangeInValueOfForeignCurrencyBasisSpreads	(37,000,000)
Equity	ifrs-full_Equity	180,000,000	[1]
IFRS 16 Leases [Member]
Lease liabilities	ifrs-full_LeaseLiabilities	9,422,000,000
IFRS 16 Leases [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Lease liabilities	ifrs-full_LeaseLiabilities	9,233,000,000
Interest Rate And Foreign Currency Risk On Finance Debt [Member] | Fair value hedges [member]
Reserve of change in value of foreign currency basis spreads	ifrs-full_ReserveOfChangeInValueOfForeignCurrencyBasisSpreads	(37,000,000)
Interest Rate And Foreign Currency Risk On Finance Debt [Member] | IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Fair value hedges [member]
Reserve of change in value of foreign currency basis spreads	ifrs-full_ReserveOfChangeInValueOfForeignCurrencyBasisSpreads	(37,000,000)
Purchase Of Equity [Member] | Cash flow hedges [member]
Reserve of cash flow hedges, continuing hedges	ifrs-full_ReserveOfCashFlowHedgesContinuingHedges	(651,000,000)
Purchase Of Equity [Member] | IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash flow hedges [member]
Reserve of cash flow hedges, continuing hedges	ifrs-full_ReserveOfCashFlowHedgesContinuingHedges	0
Highly Probable Forecast Sales [Member] | Cash flow hedges [member]
Reserve of cash flow hedges, continuing hedges	ifrs-full_ReserveOfCashFlowHedgesContinuingHedges	0
Highly Probable Forecast Sales [Member] | IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash flow hedges [member]
Reserve of cash flow hedges, continuing hedges	ifrs-full_ReserveOfCashFlowHedgesContinuingHedges	0
Highly Probable Forecast Capital Expenditure [Member] | Cash flow hedges [member]
Reserve of cash flow hedges, continuing hedges	ifrs-full_ReserveOfCashFlowHedgesContinuingHedges	(10,000,000)
Highly Probable Forecast Capital Expenditure [Member] | IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash flow hedges [member]
Reserve of cash flow hedges, continuing hedges	ifrs-full_ReserveOfCashFlowHedgesContinuingHedges	0
Treasury Shares Held By Parent [Member]
Treasury shares	ifrs-full_TreasuryShares	394,000,000
Treasury shares	ifrs-full_TreasuryShares	368,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 316,000,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,576,411,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,472,343,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,264,732,000
Treasury shares [member]
Equity	ifrs-full_Equity	$ (16,958,000,000)	[1]
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]
Equity	ifrs-full_Equity	(797,000,000)	[1]
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] | IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	54,000,000	[1]
Capital redemption reserve [member]
Equity	ifrs-full_Equity	1,426,000,000
Share premium [member]
Equity	ifrs-full_Equity	12,147,000,000
Reserve of change in value of foreign currency basis spreads [member]
Equity	ifrs-full_Equity	(37,000,000)
Reserve of change in value of foreign currency basis spreads [member] | IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	37,000,000
Share Capital And Capital Reserve [Member]
Equity	ifrs-full_Equity	46,122,000,000	[1]
Merger reserve [member]
Equity	ifrs-full_Equity	27,206,000,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(5,156,000,000)	[1]
Retained earnings [member]
Equity	ifrs-full_Equity	75,100,000,000	[1]
Retained earnings [member] | IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	126,000,000	[1]
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	98,311,000,000	[1]
Equity attributable to owners of parent [member] | IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	180,000,000	[1]
Treasury Shares Held In Employee Share Ownership Plans [Member]
Treasury shares	ifrs-full_TreasuryShares	5,000,000
Treasury shares	ifrs-full_TreasuryShares	2,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 40,000,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	21,432,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	9,705,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	161,518,000
Treasury Shares Held In Employee Share-based Payment Plans [Member] | UNITED STATES
Treasury shares	ifrs-full_TreasuryShares	$ 4,000,000
Treasury shares	ifrs-full_TreasuryShares	0
Treasury shares	ifrs-full_TreasuryShares	$ 0
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	16,814,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	24,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	15,000
Reserve of gains and losses on remeasuring available-for-sale financial assets [member] | IFRS 9 Financial Instruments [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	$ 17,000,000
Non-controlling interests [member]
Equity	ifrs-full_Equity	1,913,000,000	[1]
Issued capital [member]
Equity	ifrs-full_Equity	$ 5,343,000,000

[1]	See Note 32 for further information.